Investment Strategy	Nov. 06, 2025
Defiance Nasdaq 100 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the following sentence has been added to the third paragraph of the section of the Prospectus and Summary Prospectus titled “Principal Investment Strategies – Lightning Spread™ Strategy":

“The Fund may also execute put spreads over two days, with a portion of the position sold the day prior to expiration and the remainder sold on the expiration date.”

Defiance S&P 500 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the following sentence has been added to the third paragraph of the section of the Prospectus and Summary Prospectus titled “Principal Investment Strategies – Lightning Spread™ Strategy":

“The Fund may also execute put spreads over two days, with a portion of the position sold the day prior to expiration and the remainder sold on the expiration date.”

Defiance Russell(R) 2000 LightningSpread(TM) Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective immediately, the following sentence has been added to the third paragraph of the section of the Prospectus and Summary Prospectus titled “Principal Investment Strategies – Lightning Spread™ Strategy":

“The Fund may also execute put spreads over two days, with a portion of the position sold the day prior to expiration and the remainder sold on the expiration date.”